Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

7. INCOME TAXES

The Company is governed by the Income Tax Law of the Cayman Islands, Inland Revenue Ordinance of Hong Kong and the U.S. Internal Revenue Code of 1986, as amended. The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Accounting for Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Hong Kong profits tax at a rate of 16.5%. However, the Group did not generate any assessable profits arising in or derived from Hong Kong for the year ended December 31, 2020, 2019 and 2018, and accordingly no provision for Hong Kong profits tax has been made in these periods.

United States of America

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Tax Act”) was signed into law, which has made significant changes to the Internal Revenue Code. Those changes include, but are not limited to, a U.S. corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017, the transition of U.S international taxation from a worldwide tax system to a territorial system, and a one-time transition tax on the deemed repatriation of cumulative foreign earnings as of December 31, 2017. Accordingly, Golden Bull USA and BT USA reevaluated its deferred tax assets on net operating loss carryforward in the U.S and concluded there was no effect on the Company’s income tax expenses as Golden Bull USA and BT USA have no deferred tax assets generated since inception.

The following table reconciles the U.S. effective tax rate:

	For the Years Ended December 31,
	2020	2019	2018

US Federal rate	21%	21%	21%
Valuation allowance	(21)%	(21)%	(21)%
Effective tax rate	0%	0%	0%

The tax effects of temporary differences and tax loss and credit carry forwards that give rise to significant portions of deferred tax assets and liabilities at December 31, 2020 and 2019 are comprised of the following:

	December 31, 2020	December 31, 2019

Net operating loss carryforwards	$241,803	-
Less: valuation allowance	(241,803)	-
	$-	$-

The Company has approximately $1.15 million of U.S. federal and state tax Net Operating Losses (“NOL”s) that may be available to offset future taxable income, if any. The federal net operating loss carryforwards of $1.15 million, if not utilized, will expire in 2037.

Furthermore, as a result of changes in the ownership of our common stock and changes in our business operations, our ability to use our federal NOLs may be limited under Internal Revenue Code Section 382 and 383. State NOLs are subject to similar limitations in many cases.  As a result, our substantial NOLs may not have any value to us.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and taxing strategies in making this assessment. In case the deferred tax assets will not be realized in future periods, the Company has provided a valuation allowance for the full amount of the deferred tax assets at December 31, 2020. The valuation allowance was $241,803 during the year ended December 31, 2020.

The Company has not identified any uncertain tax positions requiring a reserve as of December 31, 2020 and 2019. The Company’s policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense. The Company did not accrue either interest or penalties for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company is subject to U.S. federal income tax and primarily Texas state income tax. The Company has not been under tax examination in any jurisdiction for the years ended December 31, 2020, 2019 and 2018, respectively.